10-Q OTHER INVESTMENTS AND OTHER NONCURRENT ASSETS - Narrative (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 21, 2020 USD ($) shares	Jul. 22, 2020 USD ($) shares	Dec. 31, 2022 USD ($) payment shares	Mar. 31, 2024 USD ($) entity	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) entity payment	Dec. 31, 2022 USD ($) payment	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Conversion of Stock [Line Items]
Number of entities, convertible preferred stock ownership | entity				2		2
Equity securities without readily determinable fair value, amount			$ 1,300,000	$ 1,650,000		$ 1,650,000	$ 1,300,000
Impairment of investments				0	$ 0	0	0
Other assets				1,501,036		998,945
S&P 500 options				$ 3,513,964		$ 2,348,998
Series Seed Preferred Units
Conversion of Stock [Line Items]
Units purchased (in shares) | shares		224,551	119,760
Equity securities without readily determinable fair value, amount		$ 750,000	$ 400,000		$ 950,000		$ 400,000	$ 1,150,000	$ 1,100,000
Number of monthly payments | payment			8			8	8
Monthly payment amount			$ 50,000
Equity ownership percentage				8.60%		8.60%
Series B-1 Preferred Stock
Conversion of Stock [Line Items]
Units purchased (in shares) | shares	207,476
Equity securities without readily determinable fair value, amount	$ 500,000
Equity ownership percentage	1.00%